Commitments Contingencies and Legal Proceedings (Details)	Dec. 31, 2023 USD ($)
Commitments, Contingencies and Legal Proceedings
2024	$ 245,051
2025	359,563
2026	370,357
2027	316,785
Total remaining payments	1,291,756
Less Imputed Interest	(173,178)
Total lease liability	$ 1,118,578